[LOGO] THE RESERVE FUNDS
       Founders of "America's First Money Fund" Est. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RTET/INTER/ANNUAL 07/99


[LOGO]           THE RESERVE FUNDS
       Founders of "America's First Money Fund"
                    Est. 1970




                                ANNUAL REPORT

                          INTERSTATE TAX-EXEMPT FUND

                                 MAY 31, 1999

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999


  PRINCIPAL                                                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--99.7%                                                                       (Note 1)
------------  ----------------------------------------------------------------------------------------          ------------
              ARIZONA--5.8%
  $  900,000  Apache County IDA for Tucson Electric Power Company Series 83A, 3.25%, 12/15/18 (a).........      $    900,000
     500,000  Apache County IDA for Tucson Electric Power Company Series 83B, 3.40%, 12/15/18 (a).........           500,000
   1,100,000  Arizona HFA for Pooled Loan Program, 3.40%, 10/1/15 (a).....................................         1,100,000
     550,000  Avondale IDA for National Health INVS, 3.30%, 12/1/14 (a)...................................           550,000
   1,985,000  Maricopa IDA for Orangewood CCRC Project, 3.35%, 2/1/29 (a).................................         1,985,000
   2,300,000  Maricopa Pollution Control for Arizona Public Serv. Co., Series A, 3.30%, 5/1/29 (a)........         2,300,000
   3,500,000  Pima County IDA PCR for Tucson Electric Project, 3.25%, 12/1/22 (a).........................         3,500,000
   4,100,000  Pima County IDA PCR for Tucson Electric Project, 3.40%, 10/1/22 (a).........................         4,100,000
   2,225,000  Yavapai IDA for Regional Medical Center, Series B, 3.25%, 12/1/26 (a).......................         2,225,000
                                                                                                                ------------
                                                                                                                  17,160,000
                                                                                                                ------------

              CALIFORNIA--.8%
   2,000,000  California School District Cash Reserves Program GOB, 4.50%, 7/2/99.........................         2,001,243
     500,000  Irvine Ranch IMPT BD ACT 1915 Assessment DIST 85-7-I, 3.00%, 9/2/11 (a).....................           500,000
                                                                                                                ------------
                                                                                                                   2,501,243
                                                                                                                ------------
              COLORADO--1.4%
   4,000,000  Colorado HFA for North Colorado Medical Center, 3.20%, 5/15/20 (a)..........................         4,000,000
                                                                                                                ------------
              CONNECTICUT--.9%
     500,000  Connecticut HEF for Yale University Series T-1, 3.25%, 7/1/29 (a)...........................           500,000
   2,000,000  Connecticut Special Tax Transportation Infrastructure Second Lien Revenue Bonds, 3.20%,
               12/1/10 (a)................................................................................         2,000,000
                                                                                                                ------------
                                                                                                                   2,500,000
                                                                                                                ------------
              DISTRICT OF COLUMBIA--3.7%
   7,500,000  Washington, D.C. George Washington University, 3.35%, 3/1/06 (a)............................         7,500,000
   2,200,000  Washington, D.C. Housing Finance Agency RAW, 3.85%, 7/1/27 (a)..............................         2,200,000
   1,220,000  Washington, D.C. National Children's Center Inc., 3.25%, 2/1/20 (a).........................         1,220,000
                                                                                                                ------------
                                                                                                                  10,920,000
                                                                                                                ------------
              FLORIDA--4.6%
     100,000  Dade County HFA for Miami Children's Hospital, 3.85%, 9/1/25 (a)............................           100,000
     400,000  Dade County IDA for Dolphin Stadium Project Series B, 3.20%, 1/1/16 (a).....................           400,000
   1,000,000  Dade County IDA for Dolphin Stadium Project Series D, 3.20%, 1/1/16 (a).....................         1,000,000
   1,500,000  Florida Local Gov't Financial Auth. for Lake Wales Medical Centers Series A, 3.25%,
               3/1/15 (a).................................................................................         1,500,000
      10,000  Gulf Breeze Series 85 A Revenue Bonds, 3.25%, 12/1/15 (a)...................................            10,000
   4,500,000  Manatee PCR for Florida Power and Light, 3.30%, 9/1/24 (a)..................................         4,500,000
   2,000,000  Orange IDA for Lake Highland Prep School, 3.30%, 10/1/18 (a)................................         2,000,000
     700,000  Pinellas Industrial Council--Chi Chi Rodriguez Youth Foundation, 3.30%, 8/1/16 (a)..........           700,000
   2,200,000  Port St. Lucie PCR for Florida Power and Light, 3.30%, 1/1/26 (a)...........................         2,200,000
   1,000,000  Sarasota HFA for Bay Village Project, 3.30%, 12/1/23 (a)....................................         1,000,000
     100,000  University of North Florida HEF for Capital Improvement Project, 3.30%, 11/1/24 (a).........           100,000
                                                                                                                ------------
                                                                                                                  13,510,000
                                                                                                                ------------
              GEORGIA--1.0%
   1,000,000  Clayton Housing Auth. Multi Family for Rainwood Development, 3.47%, 5/1/06 (a)..............         1,000,000
   1,800,000  Elbert County IDA for Seaboard Farms of Elberton, 3.25%, 7/1/05 (a).........................         1,800,000
     100,000  Hapeville IDA for Hapeville Hotel Partnership Project, 3.30%, 11/1/15 (a)...................           100,000
                                                                                                                ------------
                                                                                                                   2,900,000
                                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--99.7%  (Continued)                                                               (Note 1)
------------  -----------------------------                                                                          ------------
              ILLINOIS--1.8%
  $1,500,000  Chicago Emergency Telephone System GOB, 4.50%, 1/1/00............................................      $  1,510,224
     880,000  Illinois HFA for Community Hospital Center--B, 3.30%, 10/1/15 (a)................................           880,000
   1,400,000  Illinois HFA for Community Hospital Center--C, 3.30%, 10/1/15 (a)................................         1,400,000
   1,580,000  Streamwood IDA for Olde Church Centre Project, 3.40%, 12/1/14 (a)................................         1,580,000
                                                                                                                     ------------
                                                                                                                        5,370,224
                                                                                                                     ------------
              IOWA--.6%
     415,000  Buffalo IDA for Linwood Mining & Minerals, 3.65%, 1/1/00 (a).....................................           415,000
   1,000,000  Des Moines HFR for Iowa Methodist Med. Center Project, 3.25%, 8/1/15 (a).........................         1,000,000
     200,000  Polk County IDA for Convalescence Center, 4.00%, 1/1/11 (a)......................................           200,000
                                                                                                                     ------------
                                                                                                                        1,615,000
                                                                                                                     ------------
              KANSAS--3.4%
   6,000,000  Olathe GOB Temp Notes Series A, 4.13%, 6/1/99....................................................         6,000,000
   3,800,000  Overland Parks Temp Notes, 3.50%, 4/29/00........................................................         3,810,718
                                                                                                                     ------------
                                                                                                                        9,810,718
                                                                                                                     ------------
              KENTUCKY--.4%
   1,210,000  Lexington Fayette RAW for Richmond Place Assoc. Project, 3.30%, 4/1/15 (a).......................         1,210,000
                                                                                                                     ------------

              LOUISIANA--1.7%
     700,000  Calcasieu Parish Sales Tax District 4A, 3.25%, 9/1/99............................................           700,000
   2,100,000  Louisiana Offshore Terminal Authority for Loop Inc., 1st Stage, 3.30%, 9/1/06 (a)................         2,100,000
   1,300,000  Louisiana Offshore Terminal Authority for Loop Inc., 1st Stage, 3.30%, 9/1/08 (a)................         1,300,000
   1,000,000  Louisiana Public Facilities Authority W. Kingston Med. Center, 3.40%, 9/1/25 (a).................         1,000,000
                                                                                                                     ------------
                                                                                                                        5,100,000
                                                                                                                     ------------
              MARYLAND--2.5%
   1,200,000  Baltimore IDA for Baltimore Cap Acquisition, 3.20%, 8/1/16 (a)...................................         1,200,000
   1,940,000  Baltimore Sheppard & Enoch Pratt Hospital, 3.30%, 7/1/21 (a).....................................         1,940,000
   1,900,000  Maryland IDA for Liberty Medical Center, 3.30%, 7/1/18 (a).......................................         1,900,000
     400,000  Montgomery County IDA for Info Systems and Network Corp., 3.95%, 4/1/14 (a)......................           400,000
   2,000,000  Prince George's County IDA for Frank Parsons Paper Co., 4.10%, 1/1/13 (a)........................         2,000,000
                                                                                                                     ------------
                                                                                                                        7,440,000
                                                                                                                     ------------
              MASSACHUSETTS--7.4%
     200,000  Boston Water & Sewer Commission Rev. Bonds Series A, 3.25%, 11/1/24 (a)..........................           200,000
     900,000  Massachusetts GOB Series 97, 3.25%, 8/1/15 (a)...................................................           900,000
   1,400,000  Massachusetts HEF Brigham & Women's Hospital, 3.15%, 7/1/17 (a)..................................         1,400,000
   1,000,000  Massachusetts HEF Capital Asset Program, 3.25%, 1/1/01 (a).......................................         1,000,000
     587,000  Massachusetts HEF for Harvard University, 3.15%, 2/1/16 (a)......................................           587,000
   1,000,000  Massachusetts HEF for Partners Health Care Systems, 3.25%, 7/1/27 (a)............................         1,000,000
     400,000  Massachusetts HEF for Partners Health Care Systems, 3.15%, 7/1/27 (a)............................           400,000
     500,000  Massachusetts HEFA for Hallmark Health System Series B, 3.15%, 7/1/27 (a)........................           500,000
   1,200,000  Massachusetts HEFA for Harvard University, 3.15%, 9/1/40 (a).....................................         1,200,000
     200,000  Massachusetts IFA for Goddard House, 3.15%, 11/1/25 (a)..........................................           200,000
     700,000  Massachusetts IFA for Gordon College Series 97, 3.15%, 12/1/27 (a)...............................           700,000
     800,000  Massachusetts IFA for Governor Dummer Academy, 3.15%, 7/1/26 (a).................................           800,000
     500,000  Massachusetts IFA for Milton Academy, 3.10%, 3/1/27 (a)..........................................           500,000
     200,000  Massachusetts IFA for QUAMCO Inc., Series B, 3.25%, 9/1/01 (a)...................................           200,000
     200,000  Massachusetts IFA for Whitehead Bio-Medical, 3.15%, 7/1/26 (a)...................................           200,000
   1,500,000  Massachusetts Muni Wholesale Electric Co. Series C, 3.15%, 7/1/19 (a)............................         1,500,000

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--99.7%  (Continued)                                                              (Note 1)
------------  -----------------------------                                                                          ------------
              MASSACHUSETTS--7.4%--(Continued)
  $1,300,000  Massachusetts Water Resource Authority, 3.15%, 4/1/28 (a)........................................      $  1,300,000
   9,063,000  Triton Regional School District BAN, 3.50%, 4/12/00..............................................         9,089,503
                                                                                                                     ------------
                                                                                                                       21,676,503
                                                                                                                     ------------
              MICHIGAN--4.6%
     700,000  Bruce HFA for St. Joseph, Series A, 3.10%, 5/1/18 (a)............................................           700,000
     300,000  Delta EDC for Mead-Escanaba Paper, Series E, 3.35%, 12/1/23 (a)..................................           300,000
   1,795,000  Garden City HFA for Garden City Hospital, 3.30%, 9/1/26 (a)......................................         1,795,000
   1,600,000  Grand Rapids Water Supply System, 3.20%, 1/1/20 (a)..............................................         1,600,000
   3,100,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.47%, 12/1/14 (a)...................................         3,100,000
     300,000  Michigan HFA for St. Mary Hosp. of Livonia, 3.20%, 7/1/17 (a)....................................           300,000
   1,900,000  Michigan HDA for Fairlane Meadows Harbortown Ltd., 3.47%, 6/1/04 (a).............................         1,900,000
     400,000  Michigan HDA for Fairlane Meadows, 3.25%, 12/1/07 (a)............................................           400,000
   1,900,000  Michigan Job Development Auth. for Gordon Food Service Project, 3.25%, 8/1/15 (a)................         1,900,000
   1,500,000  Royal Oak HFA for William Beaumont Hospital Series L, 3.35%, 1/1/27 (a)..........................         1,500,000
                                                                                                                     ------------
                                                                                                                       13,495,000
                                                                                                                     ------------
              MINNESOTA--.3%
      64,091  New Brighton IDA for Taylor Corp. Series 1988, 4.96%, 11/1/99....................................            64,091
     705,000  New Hope Comm. Dev. Bonds for Nat'l. Beauty Proj. Ser. 1994, 3.55%, 5/1/10 (a)...................           705,000
                                                                                                                     ------------
                                                                                                                          769,091
                                                                                                                     ------------
              MISSOURI--1.1%
     625,000  Kansas City IDA Hospital Revenue for Baptist Health, Series A, 3.30%, 8/1/18 (a).................           625,000
   2,500,000  Missouri Development Finance Board for Union Station Project , 3.50%, 12/1/03 (a)................         2,500,000
                                                                                                                     ------------
                                                                                                                        3,125,000
                                                                                                                     ------------
              MONTANA--.2%
     515,000  Great Falls Comm. Dev. Bonds for Liberty Development Partners, 3.65%, 12/1/07 (a)................           515,000
                                                                                                                     ------------

              NEBRASKA--.3%
     390,000  Buffalo County IDR for AgRex Inc. Project, 4.10%, 2/1/15 (a).....................................           390,000
     500,000  Nebraska EFA for Creighton University Project, 3.40%, 12/15/12 (a)...............................           500,000
                                                                                                                     ------------
                                                                                                                          890,000
                                                                                                                     ------------
              NEW HAMPSHIRE--1.5%
   4,300,000  Strafford TAN, 3.18%, 12/31/99...................................................................         4,300,721
                                                                                                                     ------------

              NEW JERSEY--8.2%
   3,100,000  Burlington BAN, 3.62%, 10/18/99..................................................................         3,103,705
  12,500,000  East Orange BAN, 4.38%, 7/1/99...................................................................        12,503,699
   1,460,000  Englewood Temp Notes, 3.70%, 7/16/99.............................................................         1,460,173
   1,500,000  Essex Improvement Authority for the Childrens Institute Project, 3.15%, 2/1/20 (a)...............         1,500,000
     200,000  New Jersey EDA for Public Service Electric and Gas Co., Series A, 3.00%, 9/1/12 (a)..............           200,000
     900,000  New Jersey EDA for Volvo of America Corp., 3.79%, 12/1/04 (a)....................................           900,000
     500,000  New Jersey EFA for College of New Jersey, Series A, 3.17%, 7/1/29 (a)............................           500,000
   1,000,000  New Jersey Sports Exposition Authority, Series C, 3.00%, 9/1/24 (a)..............................         1,000,000
   2,800,000  Vernon School District Temp Notes, Series B, 3.20%, 12/3/99......................................         2,801,651
                                                                                                                     ------------
                                                                                                                       23,969,228
                                                                                                                     ------------
              NEW MEXICO--1.2%
   3,500,000  Farmington PCR for Arizona Public Service Co. Series B, 3.30%, 9/1/24 (a)........................         3,500,000
                                                                                                                     ------------

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 Principal                                                                                                              Value
   Amount     TAX-EXEMPT OBLIGATIONS--99.7%--(Continued)                                                              (Note 1)
------------  ----------------------------------------------------------------------------------------               ------------
              NEW YORK--16.5%
  $4,300,000  Babylon UFSD TAN, 3.75%, 6/28/99.................................................................      $  4,300,368
   5,000,000  Harrison CSD TAN, 3.75%, 6/30/99.................................................................         5,000,457
   1,300,000  Long Island Power Authority Series 5, 3.30%, 5/1/33 (a)..........................................         1,300,000
   2,700,000  New York City GOB Series A4, 3.30%, 8/1/23 (a)...................................................         2,700,000
   4,625,000  New York City GOB Series A7, 3.40%, 8/1/20 (a)...................................................         4,625,000
   1,200,000  New York City GOB Series A7, 3.40%, 8/1/21 (a)...................................................         1,200,000
   1,000,000  New York City GOB Series B, 3.30%, 10/1/20 (a)...................................................         1,000,000
   2,600,000  New York City GOB Series E3, 3.40%, 8/1/23 (a)...................................................         2,600,000
   1,700,000  New York City GOB Series E4, 3.40%, 8/1/21 (a)...................................................         1,700,000
   3,200,000  New York City GOB Series E4, 3.40%, 8/1/22 (a)...................................................         3,200,000
   1,300,000  New York City GOB Series E5, 3.40%, 8/1/10 (a)...................................................         1,300,000
   1,800,000  New York City GOB Series E5, 3.40%, 8/1/15 (a)...................................................         1,800,000
   2,600,000  New York City GOB Series E5, 3.40%, 8/1/18 (a)...................................................         2,600,000
   1,400,000  New York City GOB Series E5, 3.40%, 8/1/19 (a)...................................................         1,400,000
   1,000,000  New York City GOB Series E6, 3.40%, 8/1/19 (a)...................................................         1,000,000
   3,234,405  North Hempstead BAN, 3.50%, 10/28/99.............................................................         3,238,421
   6,000,000  Riverhead CSD TAN, 3.75%, 6/25/99................................................................         6,000,415
   3,300,000  Williamson CSD RAN, 3.70%, 6/25/99...............................................................         3,300,124
                                                                                                                     ------------
                                                                                                                       48,264,785
                                                                                                                     ------------
              NORTH DAKOTA--.4%
   1,100,000  Minot IDR for Nash Finch Co. Project, 4.20%, 12/1/02 (a).........................................         1,100,000
                                                                                                                     ------------

              OHIO--6.2%
     425,000  Brunswick IDR for Kinder-Care Learning Centers Project Series A, 3.60%, 6/1/02 (a)...............           425,000
     900,000  Claremont HFR for Mercy Health Systems Series A, 3.20%, 12/1/21 (a)..............................           900,000
     800,000  Columbus ERD for Electric Systems Revenue Bonds, 3.65%, 9/1/09 (a)...............................           800,000
     900,000  Cuyahoga IDA for Allen Group Inc. Project, 3.20%, 12/1/15 (a)....................................           900,000
   1,310,000  Cuyahoga IDA for Cleveland Clinic Series A, 3.30%, 1/1/16 (a)....................................         1,310,000
     980,000  Franklin County Bonds for Kinder-Care Project Series A, 3.60%, 6/1/02 (a)........................           980,000
   3,465,000  Franklin County HRB for US Health Corp Series A, 3.25%, 12/1/21 (a)..............................         3,465,000
     900,000  Lucas County HFR for Lutheran Homes Society Project, 3.25%, 11/1/19 (a)..........................           900,000
   2,900,000  Mahoning HFR for Forum Health Group Series B, 3.25%, 12/1/28 (a).................................         2,900,000
     900,000  Ohio Air Quality Dev. Auth. Cincinnati Gas & Electric, 3.30%, 9/1/30 (a).........................           900,000
   2,100,000  Ohio Air Quality Dev. Auth. COP, 3.05%, 6/17/99..................................................         2,100,000
   1,655,000  Ottawa Hospital Facilities Luther Home of Mercy Project, 3.35%, 10/1/17 (a)......................         1,655,000
   1,010,000  Sharonville IDA for Edgecomb Metals Inc., 3.25%, 11/1/09 (a).....................................         1,010,000
                                                                                                                     ------------
                                                                                                                       18,245,000
                                                                                                                     ------------
              OKLAHOMA--1.2%
   3,500,000  Oklahoma IDA for Christian College, 4.62%, 7/1/15 (a)............................................         3,500,000
                                                                                                                     ------------

              PENNSYLVANIA--8.0%
   1,000,000  Allegheny HDA for Allegheny General Hospital Series B, 4.30%, 9/1/20 (a).........................         1,000,000
   2,200,000  Allegheny HDA for Allegheny General Hospital Series B, 4.30%, 9/1/10 (a).........................         2,200,000
     400,000  Allegheny HDA for Children's Hospital Pittsburgh, Series B, 3.30%, 12/1/15 (a)...................           400,000
     700,000  Allegheny University of Pittsburgh Project Series 85, 3.15%, 7/1/15 (a)..........................           700,000
     500,000  Bucks IDA for Edgecomb Metals Co., 3.25%, 10/1/09 (a)............................................           500,000
   1,000,000  Chartier Valley IDR Bonds for 1133 Penn Ave. Assoc. Series A, 3.30%, 8/1/07 (a)..................         1,000,000
   1,140,000  Clarion County IDA Bonds for Meritcare Project Series A, 3.30%, 12/1/12 (a)......................         1,140,000
   2,000,000  Dallastown Area School District GOB, 3.35%, 2/1/18 (a)...........................................         2,000,000

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 Principal                                                                                                              Value
   Amount     TAX-EXEMPT OBLIGATIONS--99.7%--(Continued)                                                              (Note 1)
------------  ----------------------------------------------------------------------------------------               ------------
              PENNSYLVANIA--8.0%--(Continued)
    $500,000  Dauphin General Authority Revenue Bonds, 3.35%, 11/1/17 (a)......................................      $    500,000
   1,200,000  Delaware Valley Finance Authority Rev. Bonds Series B, 3.20%, 12/1/20 (a)........................         1,200,000
   2,000,000  Emmaus GOB Local Government Revenue Bonds, 3.25%, 12/1/28 (a)....................................         2,000,000
     700,000  Lehigh IDA for Allentown Airport, 3.30%, 12/1/05 (a).............................................           700,000
     500,000  Mercersburg General Purpose Authority, 3.35%,11/1/27 (a).........................................           500,000
     900,000  Northeastern HEF for Wyoming Valley HCF, 3.20%, 1/1/24 (a).......................................           900,000
   2,640,000  Philadelphia MHR for Harbor View Tower Project, 3.30%, 11/1/27 (a)...............................         2,640,000
   2,500,000  Philadelphia TRAN, 4.25%, 6/30/99................................................................         2,501,177
   1,500,000  Sayre HCF for Cap Financing Project, Series L, 3.30%, 12/1/20 (a)................................         1,500,000
     500,000  University of Pittsburgh Higher Education Capital Project Bonds, 3.15%, 1/1/19 (a)...............           500,000
   1,500,000  York General Authority Pooled Financing, 3.25%, 9/1/26 (a).......................................         1,500,000
                                                                                                                     ------------
                                                                                                                       23,381,177
                                                                                                                     ------------
              PUERTO RICO--.1%
     300,000  Puerto Rico Commonwealth Highway & Transportation, Series A, 3.00%, 7/1/28 (a)...................           300,000
                                                                                                                     ------------

              SOUTH CAROLINA--.9%
   2,550,000  Piedmont Municipal Power Agency for S.C. Electric Series B, 3.30%, 1/1/19 (a)....................         2,550,000
                                                                                                                     ------------

              TENNESSEE--1.3%
     335,000  Chattanooga IDA for Baylor School Project, 3.30%, 11/1/16 (a)....................................           335,000
   1,000,000  Clarksville Public Building Authority Pooled Financing, 3.25% 10/1/25 (a)........................         1,000,000
   1,665,000  Clarksville Public Building Authority Pooled Financing, 3.25%, 6/1/24 (a)........................         1,665,000
     765,000  Franklin HEF for Franklin Health Care Center Inc., 5.25%, 6/1/05 (a).............................           765,000
                                                                                                                     ------------
                                                                                                                        3,765,000
                                                                                                                     ------------
              TEXAS--1.0%
     330,000  Bexar HFA for Army Retirement Community, Series B, 3.25%, 7/1/11 (a).............................           330,000
   1,700,000  Harris County HCF for Greater Houston Project, 3.40%, 11/1/25 (a)................................         1,700,000
     900,000  Midlothian IDC for Box-Crow Cement Co. Project, 3.30%, 12/1/09 (a)...............................           900,000
                                                                                                                     ------------
                                                                                                                        2,930,000
                                                                                                                     ------------
              UTAH--2.0%
   5,975,000  Salt Lake City IDR for Parkview Plaza Project, 3.40%, 12/1/14 (a)................................         5,975,000
                                                                                                                     ------------

              VIRGINIA--4.6%
     800,000  Alexandria Redevelopment & Housing Authority Residental Care, 3.40%, 10/1/06 (a).................           800,000
   2,145,000  Alexandria IDA for Pooled Loan Project Series A, 3.25%, 7/1/26 (a)...............................         2,145,000
     375,000  Bristol IDA for Healthcare Center Inc., 4.90%, 3/1/10 (a)........................................           375,000
   1,000,000  Capital Region Airport Comm. for Richmond International Airport, 3.20%, 7/1/25 (a)...............         1,000,000
   2,960,000  Hampton MHR for Avalon at Hampton I-A Project, 3.15%, 6/15/26 (a)................................         2,960,000
   1,600,000  Louisa IDA for Pooled Financing Municipal Bond Fund, 3.25%, 1/1/20 (a)...........................         1,600,000
   1,000,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 3.35%, 12/1/25 (a)...........................         1,000,000
   1,500,000  Newport News MHR for Newport--Oxford Project, 3.25%, 11/1/06 (a).................................         1,500,000
     100,000  Port Authority of Cincinnati and Hamilton for Kenwood Office Assn., 3.30%, 9/1/25 (a)............           100,000
   1,000,000  Roanoke IDA for Roanoke Memorial Hospital Series B, 3.40%, 7/1/19 (a)............................         1,000,000
     900,000  Roanoke IDA for Southern States Project, 3.75%, 8/1/04 (a).......................................           900,000
                                                                                                                     ------------
                                                                                                                       13,380,000
                                                                                                                     ------------

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 Principal                                                                                                              Value
   Amount     TAX-EXEMPT OBLIGATIONS--99.7%--(Continued)                                                              (Note 1)
------------  ----------------------------------------------------------------------------------------               ------------
              WASHINGTON--2.9%
  $1,700,000  Port of Seattle IDC for Douglas Management Corp., 3.45%, 12/1/05 (a).............................      $  1,700,000
   6,800,000  Washington HCF for Sunnyside Community Hospital, 3.40%, 10/1/17 (a)..............................         6,800,000
                                                                                                                     ------------
                                                                                                                        8,500,000
                                                                                                                     ------------
              WISCONSIN--1.2%
   3,500,000  Green Bay IDA for St. Mary's Holdings, Inc., 3.60%, 11/1/00 (a)..................................         3,500,000
                                                                                                                     ------------

              Total Investments (Cost $291,668,690)...................................................     99.7%      291,668,690
              Other Assets, Less Liabilities..........................................................       .3           960,228
                                                                                                          -----      ------------
              Net Assets..............................................................................    100.0%     $292,628,918
                                                                                                          -----      ------------
                                                                                                          -----      ------------
              Net asset value, offering and redemption price per share, based on 292,628,918 shares of
               beneficial interest, $.001 par value outstanding................................................             $1.00
                                                                                                                            =====

------------------
(a) The interest rates, as reported on May 31, 1999, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

Security Type Abbreviations:

BAN    --   Bond Anticipation Notes
COP    --   Certificate of Participation
CSD    --   Central School District
EDA    --   Economic Development Authority Revenue Bonds
EDC    --   Economic Development Corporation
EFA    --   Economic Finance Authority
ERD    --   Energy Research and Development Authority
GOB    --   General Obligation Bonds
HCF    --   Health Care Facility
HDA    --   Hospital Development Authority
HEF    --   Health and Educational Facilities Revenue Bonds
HEFA   --   Health & Education Facilities Authority
HFA    --   Health Facilities Authority Revenue Bonds
HFR    --   Health Facilities Revenue Bonds
HRB    --   Hospital Revenue Bonds
IDA    --   Industrial Development Authority Revenue Bonds
IDC    --   Industrial Development Corporation Revenue Bonds
IDR    --   Industrial Development Agency Revenue Bonds
IFA    --   Industrial Finance Agency Revenue Bonds
MHR    --   Multi-family Housing Revenue Bonds
PCR    --   Pollution Control Revenue Bonds
RAN    --   Revenue Anticipation Notes
RAW    --   Revenue Anticipation Warrants
TAN    --   Tax Anticipation Notes
TRAN   --   Tax & Revenue Anticipation Notes
UFSD   --   Union Free School District

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

Interest Income (Note 1).................................................................................   $ 12,194,696
                                                                                                            ------------

Expenses (Note 2)
  Management fee.........................................................................................      1,801,995
  Shareholder servicing fee..............................................................................        732,644
  Distribution assistance................................................................................        694,614
  Equipment expense......................................................................................         90,497
  Professional fees......................................................................................         92,722
  Occupancy costs........................................................................................         69,202
  Stationery, printing and supplies......................................................................        105,528
  Trustee fees...........................................................................................          7,355
  Other expenses.........................................................................................          9,433
                                                                                                            ------------
    Total Expenses.......................................................................................      3,603,990
                                                                                                            ------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations................   $  8,590,706
                                                                                                            ------------
                                                                                                            ------------

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          Year Ended          Year Ended
                                                                                         May 31, 1999        May 31, 1998
                                                                                       ----------------    ----------------
Increase (Decrease) in Net Assets From Investment Operations:
  Net investment income.............................................................   $      8,590,706    $      9,250,843
                                                                                       ----------------    ----------------

Dividends Paid to Shareholders From:
  Net investment income (Note 1)....................................................         (8,590,706)         (9,250,843)
                                                                                       ----------------    ----------------

From Capital Share Transactions (at net asset value of $1.00 per share):
  Net proceeds from sale of shares..................................................      1,500,543,145       1,583,012,502
  Dividends reinvested..............................................................          8,590,706           9,250,843
  Cost of shares redeemed...........................................................     (1,569,373,790)     (1,545,546,354)
                                                                                       ----------------    ----------------
  Net increase (decrease) in net assets derived from capital share transactions and
    from investment Operations......................................................        (60,239,939)         46,716,991

Net Assets:
  Beginning of year.................................................................        352,868,857         306,151,866
                                                                                       ----------------    ----------------
  End of year.......................................................................   $    292,628,918    $    352,868,857
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Trust's authorized shares of beneficial interest are unlimited. As of July 31, 1999 Reserve Tax-Exempt Trust shares are divided into nine (9) series: Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds. The financial statements and notes apply only to the Interstate Tax-Exempt Fund ("Fund").

      B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

      E. The Fund is charged only for its direct and/or allocated share of expenses (in proportion to net assets or number of shareholder accounts).

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of average daily net assets of the Fund. Please read Note 7 "Subsequent Event" regarding a change in the Management Agreement.

      Distribution Assistance:

      Pursuant to a Plan of Distribution, the Trust may make assistance payments at an annual rate of .20% per annum of the average net asset value of the Fund's qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares. For the year ended May 31, 1999, the Fund paid $694,614 in distribution assistance.

(3)   INVESTMENT CONCENTRATION:

      The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 75% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)   COMPOSITION OF NET ASSETS:

      At May 31, 1999, the Fund's net assets consisted of $292,629 par-value and $292,336,289 paid-in-capital.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstandingfor each of the periods indicated.

                                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      Net asset value, beginning of year...........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0242       .0279       .0256       .0285       .0265
      Dividends from net investment income.........................     (.0242)     (.0279)     (.0256)     (.0285)     (.0265)
                                                                      --------    --------    --------    --------    --------
      Net asset value, end of year.................................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................       2.42%       2.79%       2.56%       2.85%       2.65%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of year (millions)............................   $  292.6    $  352.9    $  306.2    $  292.1    $  315.2
      Ratio of expenses to average net assets......................       1.00%        .97%       1.04%       1.04%       1.00%
      Ratio of net investment income to average net assets.........       2.38%       2.75%       2.52%       2.80%       2.59%

(7)   SUBSEQUENT EVENTS:

      On June 26, 1999, a new Investment Management Agreement between the Fund and RMCI went into effect. Under the new Agreement, for its services to the Fund, RMCI will charge the Fund a comprehensive management fee calculated at an annual rate of .80% of average daily net assets. The comprehensive fee is an all-inclusive fee, and the Fund will no longer be charged for all other expenses as described in Note 1 E, but it will not include brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses, and the fees of the disinterested Trustees.

                               ------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Fund are "exempt interest dividends" for
                             Federal tax purposes.

                               ------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
                     --------------------------------------

To the Shareholders and the Board of Trustees of Reserve Tax-Exempt Trust--Interstate Tax-Exempt Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund (one of ten series constituting Reserve Tax-Exempt Trust) (the "Fund") at May 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

    The Special Meeting of Shareholders of the Reserve Tax-Exempt Trust (and seven of its Funds: California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Interstate Tax-Exempt Fund) was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until February 17, 1999, at which time it was held. The Meeting was held for the following purposes:


PROPOSAL                                                                                                    WHO WILL VOTE
---------------------------------------------------------------------------------------------------------   -------------
PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 3

To approve amendments to the Trusts' Declaration of Trust to permit the issuance of multiple classes of
  shares                                                                                                     Trust Vote

PROPOSAL 4

To approve the following proposed amendments:

A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                          Trust Vote

B. To amend the Declaration of Trust to permit non-material amendments;                                      Trust Vote

C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                      Trust Vote

D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                  Trust Vote

E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                  All Funds

F. To amend the Trusts' fundamental investment policy regarding underwriting;                                All Funds

G. To change the designation of the Trusts' fundamental investment policy on investing for control of
   portfolio companies;                                                                                      All Funds

H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;        All Funds

I. To eliminate the Trusts' fundamental investment policy on investing in the securities of other
   investment companies;                                                                                     All Funds

J. To amend the Trusts' By-Laws concerning amendments thereto                                                Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8

To transact such other business as may properly come before the Meeting                                      Such Funds
                                                                                                             as Necessary

    A Quorum of the shares of the Trust and the Funds, with exception of the Reserve California Tax-Exempt Fund, was present at the Meeting.

    The results of the proxy solicitation as to the Trust and the Interstate Tax-Exempt Fund on the above matters were as follows:

                                                                                           VOTES WITHHELD/
(1)   Board of Trustees                        VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Reserve Tax-Exempt Trust
      Bruce R. Bent                            319,777,868               --                    41,542,335                --
      Edwin Ehlert, Jr.                        319,681,769               --                    41,638,434                --
      Henri Emmet                              320,006,295               --                    41,313,908                --
      Donald Harrington                        319,478,161               --                    41,842,042                --
      Bruce R. Bent II                         319,816,779               --                    41,503,424                --
      William Viklund                          320,076,613               --                    41,243,590                --
      Vincent Mattone                          320,086,191               --                    41,234,012                --
      Diana Herrmann                           320,086,191               --                    41,234,012                --
      Richard Bassuk                           320,086,270               --                    41,233,933                --


      Investment Management                                                                VOTES WITHHELD/
(2)   Agreement                                VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Interstate Tax-Exempt                    182,755,289             8,882,072                 --                   21,236,576


                                                                                           VOTES WITHHELD/
(3)   Multiple Classes                         VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Reserve Tax-Exempt Trust                 313,266,028            17,144,286                 --                   36,677,907


                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
(A)   Pricing Securities
      Reserve Tax-Exempt Trust                 305,813,404            18,076,660                 --                   37,430,132

(B)   Non-material amendments
      Reserve Tax-Exempt Trust                 307,125,146            17,340,679                 --                   36,854,371

(C)   Vote portfolio securities
      Reserve Tax-Exempt Trust                 308,392,525            14,724,613                 --                   38,203,060

(D)   Termination or Reorganization
      Reserve Tax-Exempt Trust                 307,039,997            16,546,710                 --                   37,733,490

(E)   Senior securities
      Interstate Tax-Exempt                    178,867,593            11,011,193                 --                   22,995,151

(F)   Underwriting
      Interstate Tax-Exempt                    177,828,643            11,489,297                 --                   23,555,998

(G)   Control of portfolio companies
      Interstate Tax-Exempt                    179,402,905            10,635,404                 --                   22,835,629

(H)   Portfolio transactions
      Interstate Tax-Exempt                    177,690,181            11,559,788                 --                   23,623,967


(I)   Investing in investment companies
      Interstate Tax-Exempt                    178,699,225            10,856,615                 --                   23,318,097

(J)   By-Law amendments
      Reserve Tax-Exempt Trust                 308,502,924            15,675,265                 --                   37,142,008


                                                                                           VOTES WITHHELD/
(5)   Master Fund/Feeder Fund                  VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Interstate Tax-Exempt                    180,200,820             9,988,782                 --                   22,684,335


                                                                                           VOTES WITHHELD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Interstate Tax-Exempt                    182,356,800             8,576,403                 --                   21,940,734


                                                                                           VOTES WITHHELD/
(7)   PricewaterhouseCoopers LLP               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Reserve Tax-Exempt Trust                 320,959,901             6,815,617                 --                   33,544,679

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